UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Financial Statements of VCA-11

Schedule of Investments as of September 30, 2004 (Unaudited)

Short Term - 102.5% Investments	Principal Amount	Value
Certificates of Deposit - 9.3%
Bank of Nova Scotia, 1.78%, 3/29/2005	3,000	$2,999,777
Dexia Bank, 1.24%, 10/7/2004	2,950	2,949,714
Rabobank Nederland N.V., 1.23%, 10/1/2004	900	900,000

		6,849,491

Commercial Paper - 64.8%
Allianz Finance Corp., 1.60%, 10/1/2004 #	3,600	3,593,760
Amsterdam Funding Corp., 1.80%, 10/28/2004 #	3,368	3,363,285
Cafco LLC, 1.79%, 11/10/2004 #	3,000	2,992,542
Caisse Nationale Des Casisses D’ Epargue et de prevoyance, 1.85%, 11/26/04 #	1,100	1,096,213
Daimler Chrysler Revolving Auto Series I, 1.80%, 11/8/2004	3,555	3,548,068
DNB NOR Bank ASA, 1.81%, 11/16/2004	2,400	2,393,484
Falcon Asset Securitization Corp., 1.77%, 10/15/2004 #	1,321	1,319,181
1.80%, 10/22/2004 #	2,000	1,996,800
HBOS Treasury Services PLC, 1.60%, 10/12/2004	1,600	1,595,662
1.60%, 10/15/2004	550	548,411
1.82%, 11/18/2004	1,500	1,496,208
Household Finance Corp., 1.79%, 11/10/2004	3,000	2,992,691
Independence Funding LLC, 1.79%, 10/25/2004 #	2,958	2,953,293
ING Funding LLC, 1.80%, 11/8/2004	1,000	998,000
Long Lane Master Trust, 1.80%, 10/18/2004 #	1,509	1,507,114
1.80%, 10/22/2004 #	1,039	1,037,441
1.81%, 10/29/2004 #	1,138	1,136,341
New Center Asset Trust, 1.82%, 11/16/2004	3,500	3,491,153
Park Granada LLC, 1.80%, 10/12/2004 #	3,000	2,996,700
Spintab Swedmortgage AB, 1.79%, 11/1/2004	2,500	2,495,152
1.79%, 11/10/2004	1,100	1,097,375
Thunder Bay Funding Corp., 1.90%, 12/20/2004 #	2,000	1,990,605
Triple A Funding One Corp., 1.85%, 11/23/2004 #	1,161	1,157,361

		47,796,840

Other Corporate Obligations - 19.6%
American Express Credit Corp., 1.746%, Medium Term Note, 10/5/2005	1,000	1,000,000
General Electric Capital Assurance, 1.907%, 7/22/2005	1,000	1,000,000

General Electric Capital Corp., 7.25, Medium Term Note, 2/1/2005	500	509,231
1.837%, 10/11/2005	1,000	1,000,000
Goldman, Sachs & Co., 2.03%, Medium Term Note, 10/14/2005 #	1,000	1,000,819
Irish Life & Permanent PLC, 1.82%, 10/21/2005 #	2,000	1,999,636
Merrill Lynch & Co., Inc., 1.90%, Medium Term Note, 9/11/2005	1,000	1,000,000
Metropolitan Life Insurance Co., 1.71%, 10/4/2004	1,000	1,000,000
1.92%, 10/3/2005	2,000	2,000,000
Morgan Stanley, 1.88%, Medium Term Note, 8/15/2005	2,000	2,000,000
Pacific Life Insurance Co., 2.00%, 10/15/2005	1,000	1,000,000
Royal Bank of Canada, 1.72%, Medium Term Note, 10/11/2005	1,000	1,000,000

		14,509,686

U.S. Government Agencies - 8.8%
Federal Home Loan Banks, Notes, 1.53%, Coupon Issue, 1/5/2005	1,000	1,000,000
1.45% Coupon Issue, 3/11/2005	1,000	1,000,000
Federal Home Loan Mortgage Corp., 1.52%, Medium Term Note, 12/24/2004	1,000	1,000,000
Federal National Mortgage Association, 1.40% Medium Term Note, 3/29/2005	1,000	1,000,000
1.80% Medium Term Note, 5/27/2005	2,500	2,500,000

		6,500,000

Total Investments - 102.5%
(Cost: $75,656,017)		$75,656,017
Liabilities in Excess of Assets - (2.5%)		(1,860,112)

Net Assets - 100%		$73,795,905

#	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 23, 2004

*	Print the name and title of each signing officer under his or her signature.